Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Entity Registrant Name	IDAHO STRATEGIC RESOURCES, INC.
Entity Central Index Key	0001030192
Document Type	DEF 14A
Amendment Flag	false